Schedule H, Line 4i – Schedule of Assets (Held At End of Year) (Details) - EBP Salaried DPS Plan	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Schedule of Asset Held for Investment [Line Items]
Participant loan, current value	$ 25,337,144
Minimum
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	3.25%
Maximum
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	9.50%
Investment, Identifier [Axis]: Altria Client Services Master Trust for Deferred Profit-Sharing Plans | Master Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	$ 4,481,656,276